Fixed Assets (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Fixed assets are included in other assets in the consolidated statements of financial condition and consist of the following:

(Dollars in thousands)	March 31, 2023	March 31, 2022
Computer hardware and software	$9,899	$7,506
Land	—	750
Buildings	188	265
Furniture, fixtures, and equipment	139	133
Leasehold improvements	109	109
Other	73	73

Fixed assets, gross	10,408	8,836
Accumulated depreciation and amortization	(6,551)	(3,271)
Internal use software in process	487	1,771

Fixed assets, net	$4,344	$7,336